N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Nationwide O Series
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payments, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC will not exceed 7% of the amount of purchase payments withdrawn.

For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Class)	1.10%[1]	1.65%[1]
	Investment options (underlying mutual fund fees and expenses)	0.41%[2]	1.40%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge.
2 As a percentage of underlying mutual fund assets.
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,837.61	Highest Annual Cost Estimate: $4,276.25
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or
withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No CDSC
• No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payments, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC will not exceed 7% of the amount of purchase payments withdrawn.

For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000.

Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Class)	1.10%[1]	1.65%[1]
	Investment options (underlying mutual fund fees and expenses)	0.41%[2]	1.40%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge.
2 As a percentage of underlying mutual fund assets.
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,837.61	Highest Annual Cost Estimate: $4,276.25
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or
withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No CDSC
• No additional purchase payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.10%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.65%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.41%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.40%
Investment Options (of Other Amount) Minimum [Percent]	0.41%
Investment Options (of Other Amount) Maximum [Percent]	1.40%
Investment Options Footnotes [Text Block]	2 As a percentage of underlying mutual fund assets.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.60%
Optional Benefits Footnotes [Text Block]	3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.
Lowest Annual Cost [Dollars]	$ 1,837.61
Highest Annual Cost [Dollars]	$ 4,276.25
Risks [Table Text Block]
RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payments and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option (including the Fixed Account) has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in this contract are subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in
Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).• Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).• Not all investment options may be available under your contract (see Appendix A: Underlying Mutual Funds Available Under the Contract).• Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).
Optional Benefit Restrictions [Text Block]	• Certain optional benefits limit or restrict the investment options available for investment.• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.• For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.• For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.• For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.See Benefits Under the Contract.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC")[1] (as a percentage of purchase payments withdrawn)	7%
[1]When the Contract Owner makes a purchase payment, Nationwide assigns that purchase payment to a specific purchase payment tier for purposes of calculating the CDSC, determined by reference to the tiered schedule in the table below.
Total Purchase Payments	CDSC Percentages (years refer to number of complete contract years since purchase payment made)
	Less than 1 year	1 year but less than 2 years	2 years but less than 3 years	3 years but less than 4 years	4 years but less than 5 years	5 years but less than 6 years	6 years but less than 7 years	7 years or more
$0 to $49,999	7%	6%	6%	5%	4%	3%	2%	0%
$50,000 to $99,999	6%	5%	5%	4%	3%	2%	1%	0%
$100,000 to $249,999	5%	4%	4%	3%	2%	2%	1%	0%
$250,000 to $499,999	4%	3%	3%	2%	2%	1%	1%	0%
$500,000 to $999,999	3%	2%	2%	2%	1%	1%	.50%	0%
$1,000,000 or more	2%	1%	1%	1%	1%	.50%	.50%	0%
The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Administrative Expense[1]	$50
Base Contract Expenses[2] (assessed as an annualized percentage of Daily Net Assets)	0.90%
Premium Based Sales Charge ("PBSC")[3] (assessed quarterly as an annualized percentage of Purchase Payments)	0.70%
Optional Benefit Expenses[4]
Highest Anniversary Value Death Benefit Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.20%
Living Benefit Options (assessed annually as a percentage of the Current Income Benefit Base5)
Maximum Nationwide Lifetime Income Rider Plus Core Charge (single life)	1.50%[6]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge	1.90%[7]
[1]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $75,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $75,000 or more on any Contract Anniversary.[2]Base Contract Expenses are comprised of (a) a Mortality and Expense Risk Charge equal to 0.80% annually of Daily Net Assets (b) an Administrative Charge equal to 0.10% annually of Daily Net Assets.[3]Each purchase payment is assigned its own PBSC, based on the total purchase payments made to the contract since the contract issue date (including the current purchase payment). Withdrawals made after a purchase payment is assigned a PBSC will not change the PBSC assigned to that purchase payment (see Charges and Deductions).The PBSC percentage charges are as follows:
Total Purchase Payments	Premium Based Sales Charge
$0 to $49,999	0.70%
$50,000 to $99,999	0.64%
$100,000 to $249,999	0.50%
$250,000 to $499,999	0.35%
$500,000 to $999,999	0.25%
$1,000,000 or more	0.15%
[4]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).[5]For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Plus Core.[6]Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.30% of the Current Income Benefit Base.[7]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core is equal to 1.60% of the Current Income Benefit Base.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.41%	1.40%

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	When the Contract Owner makes a purchase payment, Nationwide assigns that purchase payment to a specific purchase payment tier for purposes of calculating the CDSC, determined by reference to the tiered schedule in the table below.
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $75,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $75,000 or more on any Contract Anniversary.
Base Contract Expense (of Average Account Value), Current [Percent]	0.90%
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses are comprised of (a) a Mortality and Expense Risk Charge equal to 0.80% annually of Daily Net Assets (b) an Administrative Charge equal to 0.10% annually of Daily Net Assets.
Other Annual Expense (of Other Amount), Current [Percent]	0.70%
Other Annual Expense, Footnotes [Text Block]	Each purchase payment is assigned its own PBSC, based on the total purchase payments made to the contract since the contract issue date (including the current purchase payment). Withdrawals made after a purchase payment is assigned a PBSC will not change the PBSC assigned to that purchase payment (see Charges and Deductions).The PBSC percentage charges are as follows:
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,145
Surrender Expense, 1 Year, Minimum [Dollars]	1,901
Surrender Expense, 3 Years, Maximum [Dollars]	15,413
Surrender Expense, 3 Years, Minimum [Dollars]	5,880
Surrender Expense, 5 Years, Maximum [Dollars]	25,651
Surrender Expense, 5 Years, Minimum [Dollars]	10,110
Surrender Expense, 10 Years, Maximum [Dollars]	49,631
Surrender Expense, 10 Years, Minimum [Dollars]	19,903
Annuitized Expense, 3 Years, Maximum [Dollars]	15,413
Annuitized Expense, 3 Years, Minimum [Dollars]	5,880
Annuitized Expense, 5 Years, Maximum [Dollars]	25,651
Annuitized Expense, 5 Years, Minimum [Dollars]	10,110
Annuitized Expense, 10 Years, Maximum [Dollars]	49,631
Annuitized Expense, 10 Years, Minimum [Dollars]	19,903
No Surrender Expense, 1 Year, Maximum [Dollars]	5,145
No Surrender Expense, 1 Year, Minimum [Dollars]	1,901
No Surrender Expense, 3 Years, Maximum [Dollars]	15,413
No Surrender Expense, 3 Years, Minimum [Dollars]	5,880
No Surrender Expense, 5 Years, Maximum [Dollars]	25,651
No Surrender Expense, 5 Years, Minimum [Dollars]	10,110
No Surrender Expense, 10 Years, Maximum [Dollars]	49,631
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,903
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.•A Contract Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.•Living benefit options are designed to offer greater payouts the longer that the contract is in force.•Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided. Investment option restrictions. The living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Subaccount that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Contract Owner prior to Annuitization	None
• Certain ownership changes and assignments could
reduce the death benefit
• Nationwide may limit purchase payments to
$1,000,000
• Death benefit calculation is adjusted if purchase
payments exceed $3,000,000

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None
• Benefit is available after the first Contract
Anniversary
• Contract Owner, joint owner, or Annuitant in the
case of a Non-Natural Contract Owner, must be
diagnosed with a Terminal Illness
• Requires full surrender of the contract
• Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	• Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be equal to
or more than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	• Transfers are only permitted from the Fixed Account • Only new purchase payments to the contract are eligible for the program • Transfers may not be directed to the Fixed Account
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging for Living Benefits (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
• Only available for contracts that elect a living
benefit
• Transfers are only permitted from the Fixed Account
• Only new purchase payments to the contract are
eligible for the program
• Only those investment options available with the
elected living benefit are eligible for the program
• Once elected, no transfers among or between Sub-
Accounts are permitted until the program is
completed or terminated

Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)	Automatic transfer of interest earned on Fixed Account allocations	None	• Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
• Only available for contracts that elect a living
benefit
• During the program, cannot participate in other
asset allocation or asset rebalancing programs
• Allocation limitations exist based on asset class

Static Asset Allocation Portfolios (see Contract Owner Services)	Preset asset allocation portfolios with periodic rebalancing	None	• Only available for contracts that elect a living benefit • The entire Contract Value must be allocated to the elected portfolio
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Highest Anniversary Value Death Benefit	Enhanced Death Benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
•  Owner(s), or Annuitant(s) in the
case of a Non-Natural Contract
Owner, must be 75 or younger at
application
•  May not be elected if a living benefit
is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contract
• Current charge could change
• Nationwide may limit purchase
payments to $1,000,000
• Certain ownership changes and
assignments could reduce the death
benefit
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Plus Core	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 45
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Core	Extension of guaranteed lifetime income stream for spouse	1.90% (Current Income Benefit Base)	1.60% (Current Income Benefit Base)
• Only available if the Nationwide
Lifetime Income Rider Plus Core
option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
and 85 at application
• Restrictions exist on the parties
named to the contract
• Joint determining life cannot be
changed

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Contract Owner prior to Annuitization	None
• Certain ownership changes and assignments could
reduce the death benefit
• Nationwide may limit purchase payments to
$1,000,000
• Death benefit calculation is adjusted if purchase
payments exceed $3,000,000

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None
• Benefit is available after the first Contract
Anniversary
• Contract Owner, joint owner, or Annuitant in the
case of a Non-Natural Contract Owner, must be
diagnosed with a Terminal Illness
• Requires full surrender of the contract
• Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	• Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be equal to
or more than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	• Transfers are only permitted from the Fixed Account • Only new purchase payments to the contract are eligible for the program • Transfers may not be directed to the Fixed Account
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging for Living Benefits (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
• Only available for contracts that elect a living
benefit
• Transfers are only permitted from the Fixed Account
• Only new purchase payments to the contract are
eligible for the program
• Only those investment options available with the
elected living benefit are eligible for the program
• Once elected, no transfers among or between Sub-
Accounts are permitted until the program is
completed or terminated

Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)	Automatic transfer of interest earned on Fixed Account allocations	None	• Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
• Only available for contracts that elect a living
benefit
• During the program, cannot participate in other
asset allocation or asset rebalancing programs
• Allocation limitations exist based on asset class

Static Asset Allocation Portfolios (see Contract Owner Services)	Preset asset allocation portfolios with periodic rebalancing	None	• Only available for contracts that elect a living benefit • The entire Contract Value must be allocated to the elected portfolio

Name of Benefit [Text Block]	Name of BenefitStatic Asset Allocation Portfolios (see Contract Owner Services)Name of Benefit
Purpose of Benefit [Text Block]	PurposePreset asset allocation portfolios with periodic rebalancingPurpose
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations• Only available for contracts that elect a living benefit• The entire Contract Value must be allocated to the elected portfolioBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitStatic Asset Allocation Portfolios (see Contract Owner Services)Name of Benefit
Operation of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core The Nationwide L.inc Plus Core rider provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a Non-Natural Contract Owner, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed. Availability The Nationwide L.inc Plus Core rider is only available under the contract at the time of application. Once elected, the Nationwide L.inc Plus Core rider is irrevocable. The Nationwide L.inc Plus Core rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for that Nationwide L.inc Plus Core rider is elected, then the spouse may keep the applicable Nationwide L.inc Plus Core rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. Rider Charge In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Plus Core rider is 1.30% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide L.inc Plus Core rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Investment Restrictions Election of the Nationwide L.inc Plus Core rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in Appendix A: Underlying Mutual Funds Available Under the Contract will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Transfers Among Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa. Subsequent Purchase Payments Currently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Core rider as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted. Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Core rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted, and Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments. Rate Sheet Supplements for the Nationwide L.inc Plus Core Rider For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-258296). For contracts with applications signed prior to the date of the prospectus, see Appendix D: Historical Rates, Periods, and Percentages. Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below. The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Plus Core rider will equal the greater of: (1)Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted applied after that Contract Anniversary; or(2)Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations:(a)Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to the Roll-up Crediting Period; plus(b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus(c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted after the Contract Anniversary after the Roll-up Crediting Period.If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Core rider will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;(2)Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and after that Contract Anniversary; or(3)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:(a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus(b)Subsequent Purchase Payments with Roll-up: the sum of the following calculations:(aa)Before the Non-Lifetime Withdrawal: any purchase payments submitted after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus(bb)After the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period: any purchase payments submitted and applied on or after the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus(c)Subsequent Purchase Payments with No Roll-up: any purchase payments submitted after the Contract Anniversary after the Roll-up Crediting Period. If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Core rider will equal the greatest of:(1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;(2)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:(a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus(b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus(c)Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:(aa)After the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal: any purchase payments submitted after the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus(bb)After the Non-Lifetime Withdrawal: any purchase payments submitted on or after the Non-Lifetime Withdrawal; or(3)Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period, plus purchase payments submitted after that Contract Anniversary.When a purchase payment is applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period. Non-Lifetime Withdrawal After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Core rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to subsequent purchase payments applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
Example:
For an example of how the Non-Lifetime Withdrawal is calculated, see Appendix E: Nationwide Lifetime Income Rider Plus Core Examples.
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal. Lifetime Withdrawals At any time after the Nationwide L.inc Plus Core rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment. The applicable Lifetime Withdrawal Percentage is determined as follows: The applicable Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. Nationwide Lifetime Income Rider Plus Core uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract. The Lifetime Withdrawal Percentage is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. For contracts that elect the Joint Option for that Nationwide L.inc Plus Core Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide L.inc Plus Core Rider. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70½). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar months, including the month of issue, from the date the contract was issued to the end of the calendar year (December 31st). To determine the prorated Lifetime Withdrawal Amount, the non-prorated Lifetime Withdrawal Amount is multiplied by the following value: [12 – the month the contract was issued represented as a number) + 1] divided by 12.
Example:
Assume a contract is issued on July 1 and a Contract Owner elects to take the first Lifetime
Withdrawal in December of the same calendar year that the contract is issued. Also assume that at the time of the first Lifetime Withdrawal the non-prorated Lifetime Withdrawal
Amount is $12,000. Here, the prorated Lifetime Withdrawal Amount would be $6,000 ((12-
7+1) months / 12 months x $12,000).

The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization. The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center. Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Income Carryforward The Nationwide L.inc Plus Core rider includes an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals. The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
Example:
For an example of how the Income Carryforward feature of the L.inc Plus Riders is calculated, see Appendix E: Nationwide Lifetime Income Rider Plus Core Examples.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of: (1)the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or(2)a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:
dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base. The Nationwide L.inc Plus Core rider will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0.
Example:
If the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime
Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $55,000 is taken, then $50,000 of the amount withdrawn is an excess withdrawal ($55,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 (the dollar amount of the excess withdrawal), which is the greater of
$50,000 or $45,455 [[$50,000/($60,000-$5,000)] x $50,000], and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.

RMD Privilege In addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 as of the date of the request, or will be 73 in the calendar year that the RMD privilege would first apply (Note: for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70½);(2)own the contract as an IRA, SEP IRA, or Simple IRA; and(3)submit a completed administrative form in advance of the withdrawal to the Service Center.Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the Nationwide L.inc Plus Core rider changes. In the event the current charge for, or the list of permitted investment options of the applicable Nationwide L.inc Plus Core rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide notice to the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide L.inc Plus Core rider; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide L.inc Plus Core rider will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Core rider by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, the elected Nationwide L.inc Plus Core rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Core rider will terminate. Death of Determining Life For contracts with no Joint Option for the Nationwide L.inc Plus Core rider, upon the death of the determining life, the benefits associated with the option terminate and the death benefit will be paid in accordance with the Death Benefits provision. For contracts with the Joint Option for the Nationwide L.inc Plus Core rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Core rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Core Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.Automatic Termination of the Nationwide L.inc Plus Riders Upon termination of the Nationwide L.inc Plus Core rider, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Core rider will terminate. In the following instances, the Nationwide L.inc Plus Core rider will automatically terminate: (1)When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;(2)On the Annuitization Date;(3)Upon the death of the determining life for contracts with no Joint Option; or(4)Where permitted under state law, while the Contract Owner is living, upon an assignment or change in ownership of the Contract, except as follows:(a)The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., an individual ownership changed to the Contract Owner’s personal revocable or irrevocable trust; an individual ownership changed to the Contract Owner’s spouse’s revocable or irrevocable trust; anindividual ownership changed to a court appointed guardian or conservator representing the Contract Owner; under the Joint Option if only one spouse is named as the Contract Owner, a change in ownership to the Contract Owner’s spouse; etc.); (b)Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;(c)The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code;(d)The change is merely the removal of a Contract Owner where the contract is jointly owned; or(5)A full surrender of the contract.Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide L.inc Plus Core rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide L.inc Plus Core rider. Other Important Considerations The Nationwide L.inc Plus Core Rider is designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Core rider will be reduced, potentially significantly, if the Contract Owner takes excess withdrawals or a Non-Lifetime Withdrawal. Other important considerations include the following: •The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Core rider.•If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.•If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.•Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Contract The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000231088NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000231088NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.05%	-15.82%	3.62%	9.06%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.19%	-34.42%	7.09%	10.58%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II Investment Advisor: American Century Investment Management, Inc.	1.01%	-1.38%	6.61%	10.84%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	-22.25%	2.07%	4.02%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.72%*	-11.20%	0.37%	0.70%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.80%*	-10.96%	2.27%	3.80%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	-14.50%	-0.23%	0.92%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.58%*	-15.04%	4.52%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.06%*	-37.81%	7.40%	11.35%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock (Singapore) Limited	1.01%*	-16.07%	3.25%	4.80%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	-10.78%	2.14%	3.61%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	-12.36%	4.04%	8.92%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	-2.68%	1.94%	2.52%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	-26.49%	8.39%	11.15%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.73%	-18.45%	4.40%	8.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	-5.24%	7.88%	9.91%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	-5.17%	8.58%	11.30%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	-24.64%	12.14%	14.52%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	-26.57%	3.03%	6.98%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.65%	-13.21%	0.38%	1.28%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	-24.68%	2.35%	5.48%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.92%	-11.52%	1.09%	2.20%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	-4.29%	8.32%	10.83%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.86%*	-14.68%	-0.04%	1.87%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.11%	-31.13%	8.37%	11.55%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.92%	-1.92%	5.97%	9.53%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.06%	-31.94%	2.59%	7.59%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%	-9.55%	1.10%	2.67%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.12%	-16.04%	6.74%	10.60%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	-30.80%	10.59%	11.39%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	-13.90%	0.25%	1.10%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2023 Investment Advisor: Lincoln Investment Advisors Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.76%	-12.73%	-0.11%	0.83%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.99%*	-31.80%	9.30%	12.77%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.05%*	-28.79%	9.03%	12.25%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	-29.99%	7.53%	9.71%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	-6.14%	7.08%	10.77%
Fixed Income	MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.88%*	-16.62%	0.03%	1.63%
Fixed Income	MFS® Variable Insurance Trust II - MFS Income Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.00%*	-13.85%	0.50%	1.80%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.21%*	-17.80%	2.43%	4.42%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.70%*	-4.24%	1.07%	0.95%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	-9.00%	7.32%	10.59%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	-37.82%	3.83%	8.87%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	-13.74%	4.93%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	-12.80%	0.38%	0.98%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.06%*	-25.05%	6.64%	9.71%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.98%*	-30.22%	10.71%	13.20%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth- Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.92%*	-16.82%	7.41%	11.11%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	1.05%*	-4.29%	6.88%	10.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.10%*	-15.22%	4.86%	8.15%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	-15.05%	3.89%	6.54%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.99%*	-14.13%	3.43%	5.79%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.05%*	-15.13%	4.47%	7.30%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.73%*	-13.60%	0.28%	1.13%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.87%*	-22.95%	5.60%	10.07%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	1.10%	-6.13%	0.50%	2.91%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.84%	-14.98%	-0.66%	0.73%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.91%*	-11.93%	1.75%	3.58%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.70%*	-12.55%	-0.71%	-0.06%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.48%	1.29%	0.94%	0.51%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.81%*	-14.60%	0.99%	3.94%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	0.90%	-18.89%	3.57%	7.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	0.86%	-17.57%	2.97%	6.00%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	0.86%	-16.55%	2.44%	5.25%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	0.87%	-18.28%	3.23%	6.59%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	-13.74%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.74%*	-16.38%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.60%*	-19.38%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.80%	-5.67%	0.24%	0.55%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	-13.40%	6.27%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	-2.66%	5.12%	10.23%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.34%*	-30.51%	5.95%	10.31%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.31%*	-13.16%	3.36%	8.48%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.30%*	-18.98%	7.17%	10.52%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners LTD	1.23%*	-38.08%	0.37%	4.00%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Wellington Management Company LLP	1.17%*	-28.72%	4.25%	5.73%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.51%*	-18.56%	8.88%	12.00%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.61%*	-20.72%	3.66%	8.56%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class Investment Advisor: PIMCO	0.77%	-5.84%	-0.02%	0.32%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.71%	-0.25%	1.16%	1.25%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.11%	-14.77%	1.03%	4.51%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.15%	-6.81%	1.97%	4.19%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	-3.13%	9.26%	11.76%

Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	Income Benefit Investment Options Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available in connection with the respective optional benefit.Nationwide Lifetime Income Rider Plus Core •Custom Choice Asset Rebalancing Service•Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II•Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II•Static Asset Allocation Portfolio - American Funds 70% Option (25% NVIT American Funds Asset Allocation Fund, 20% NVIT American Funds Bond Fund, 20% NVIT American Funds Growth-Income Fund, 15% NVIT American Funds Growth Fund, and 20% NVIT American Funds Global Growth Fund)•Static Asset Allocation Portfolio - American Funds 80% Option (25% NVIT American Funds Asset Allocation Fund, 10% NVIT American Funds Bond Fund, 25% NVIT American Funds Growth-Income Fund, 15% NVIT American Funds Growth Fund, and 25% NVIT American Funds Global Growth Fund)•Static Asset Allocation Portfolio - BlackRock 60% Option (25% NVIT BlackRock Equity Dividend Fund, 20% BlackRock Global Allocation V.I. Fund, 10% BlackRock Capital Appreciation V.I. Fund, 20% BlackRock 60/40 Target Allocation V.I. Fund, and 25% BlackRock Total Return V.I. Fund)•Static Asset Allocation Portfolio - Fidelity 80% Option (23% Fidelity VIP Growth, 22% Fidelity VIP Equity-Income, 10% Fidelity VIP Value, 10% Fidelity VIP Discp Small Cap, 15% Fidelity VIP Intl Capital Appreciation, 10% Fidelity VIP Investment Grade Bond Portfolio, and 10% Fidelity VIP Strategic Income)•Static Asset Allocation Portfolio - Invesco 70% Option (25% Invesco VI Diversified Dividend, 25% Invesco V.I. Global Fund, 20% Invesco VI Discovery Mid Cap Growth Fund, 25% Invesco VI Core Plus Bond Fund, and 5% Invesco V.I. High Yield Fund)•Static Asset Allocation Portfolio - MFS 60% Option (25% MFS VIT Value, 25% MFS VIT Growth, 10% MFS VIT II Research International, 15% MFS VIT II Corporate Bond, and 25% MFS VIT II Income)Custom Choice Asset Rebalancing Service Investment Options Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A and B, and the current allocation limitations.
Nationwide Lifetime Income Rider Plus Core Option
Group A	40% - 100%
Group B	0% - 60%
Total	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
(formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value
Portfolio: Class B)
X
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2		X
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II		X
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4	X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III		X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III		X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2		X
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class		X
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2		X
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares	X
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II		X
Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares		X
Invesco - Invesco V.I. Global Fund: Series II		X
Underlying Mutual Fund	Group A	Group B
Invesco - Invesco V.I. High Yield Fund: Series II Shares		X
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II		X
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MFS® Variable Insurance Trust - MFS Growth Series: Service Class		X
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class		X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class	X
MFS® Variable Insurance Trust II - MFS Income Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P	X
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II		X
Underlying Mutual Fund	Group A	Group B
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II		X
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB		X

Nationwide O Series | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Nationwide O Series | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment option restrictions. The living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit.
Nationwide O Series | PurchasePaymentCreditRiskMember
Prospectus:
Principal Risk [Text Block]
Nationwide O Series | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Subaccount that invests in the impacted underlying mutual fund.
Nationwide O Series | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Nationwide O Series | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Nationwide O Series | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Nationwide O Series | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide O Series | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Nationwide O Series | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).A CDSC may apply for up to 7 years following the last purchase payments and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.•A Contract Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.•Living benefit options are designed to offer greater payouts the longer that the contract is in force.•Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Nationwide O Series | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.• Each investment option (including the Fixed Account) has its own unique risks.• Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Nationwide O Series | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in this contract are subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Nationwide O Series | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Nationwide O Series | AllspringVariableTrustVTSmallCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(34.42%)
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Nationwide O Series | AmericanCenturyVariablePortfoliosIIIncAmericanCenturyVPInflationProtectionFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
Nationwide O Series | AmericanCenturyVariablePortfoliosIncAmericanCenturyVPMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(1.38%)
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Nationwide O Series | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Nationwide O Series | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Average Annual Total Returns, 1 Year [Percent]	(11.20%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	0.70%
Nationwide O Series | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Nationwide O Series | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Nationwide O Series | BlackRockVariableSeriesFundsIncBlackRock6040TargetAllocationETFVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(15.04%)
Average Annual Total Returns, 5 Years [Percent]	4.52%
Nationwide O Series | BlackRockVariableSeriesFundsIncBlackRockCapitalAppreciationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(37.81%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Nationwide O Series | BlackRockVariableSeriesFundsIncBlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Nationwide O Series | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioHighYieldBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Average Annual Total Returns, 1 Year [Percent]	(10.78%)
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Nationwide O Series | DelawareVIPTrustDelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Nationwide O Series | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(2.68%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Nationwide O Series | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Nationwide O Series | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Nationwide O Series | FidelityVariableInsuranceProductsFundVIPDisciplinedSmallCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Nationwide O Series | FidelityVariableInsuranceProductsFundVIPEquityIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.24%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Nationwide O Series | FidelityVariableInsuranceProductsFundVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.17%)
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.30%
Nationwide O Series | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(24.64%)
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Nationwide O Series | FidelityVariableInsuranceProductsFundVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.57%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Nationwide O Series | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Nationwide O Series | FidelityVariableInsuranceProductsFundVIPOverseasPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.68%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Nationwide O Series | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
Nationwide O Series | FidelityVariableInsuranceProductsFundVIPValuePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(4.29%)
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	10.83%
Nationwide O Series | InvescoInvescoVICorePlusBondFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Average Annual Total Returns, 1 Year [Percent]	(14.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	1.87%
Nationwide O Series | InvescoInvescoVIDiscoveryMidCapGrowthFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.13%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	11.55%
Nationwide O Series | InvescoInvescoVIDiversifiedDividendFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(1.92%)
Average Annual Total Returns, 5 Years [Percent]	5.97%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Nationwide O Series | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(31.94%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Nationwide O Series | InvescoInvescoVIHighYieldFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. High Yield Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(9.55%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Nationwide O Series | InvescoInvescoVIMainStreetSmallCapFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(16.04%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Nationwide O Series | IvyVariableInsurancePortfoliosDelawareIvyMidCapGrowthClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Average Annual Total Returns, 1 Year [Percent]	(30.80%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Nationwide O Series | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Nationwide O Series | LincolnVariableInsuranceProductsTrustLVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(12.73%)
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	0.83%
Nationwide O Series | LordAbbettSeriesFundIncTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
Nationwide O Series | MFSVariableInsuranceTrustMFSGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(31.80%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Nationwide O Series | MFSVariableInsuranceTrustMFSMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(28.79%)
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	12.25%
Nationwide O Series | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Nationwide O Series | MFSVariableInsuranceTrustMFSValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Nationwide O Series | MFSVariableInsuranceTrustIIMFSCorporateBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.63%
Nationwide O Series | MFSVariableInsuranceTrustIIMFSIncomePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Income Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(13.85%)
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	1.80%
Nationwide O Series | MFSVariableInsuranceTrustIIMFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
Nationwide O Series | MFSVariableInsuranceTrustIIIMFSLimitedMaturityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(4.24%)
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	0.95%
Nationwide O Series | MFSVariableInsuranceTrustIIIMFSMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Nationwide O Series | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Average Annual Total Returns, 1 Year [Percent]	(37.82%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Nationwide O Series | NationwideVariableInsuranceTrustNVITAmericanFundsAssetAllocationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(13.74%)
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Nationwide O Series | NationwideVariableInsuranceTrustNVITAmericanFundsBondFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Nationwide O Series | NationwideVariableInsuranceTrustNVITAmericanFundsGlobalGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(25.05%)
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Nationwide O Series | NationwideVariableInsuranceTrustNVITAmericanFundsGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(30.22%)
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	13.20%
Nationwide O Series | NationwideVariableInsuranceTrustNVITAmericanFundsGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(16.82%)
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Nationwide O Series | NationwideVariableInsuranceTrustNVITBlackRockEquityDividendFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(4.29%)
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Nationwide O Series | NationwideVariableInsuranceTrustNVITBlueprintSMAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(15.22%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Nationwide O Series | NationwideVariableInsuranceTrustNVITBlueprintSMCapitalAppreciationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(15.05%)
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	6.54%
Nationwide O Series | NationwideVariableInsuranceTrustNVITBlueprintSMModerateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(14.13%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Nationwide O Series | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(15.13%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Nationwide O Series | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassPMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Average Annual Total Returns, 1 Year [Percent]	(13.60%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	1.13%
Nationwide O Series | NationwideVariableInsuranceTrustNVITCalvertEquityFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Average Annual Total Returns, 1 Year [Percent]	(22.95%)
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	10.07%
Nationwide O Series | NationwideVariableInsuranceTrustNVITColumbiaOverseasValueFundClassZMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(6.13%)
Average Annual Total Returns, 5 Years [Percent]	0.50%
Average Annual Total Returns, 10 Years [Percent]	2.91%
Nationwide O Series | NationwideVariableInsuranceTrustNVITCoreBondFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.98%)
Average Annual Total Returns, 5 Years [Percent]	(0.66%)
Average Annual Total Returns, 10 Years [Percent]	0.73%
Nationwide O Series | NationwideVariableInsuranceTrustNVITFederatedHighIncomeBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Average Annual Total Returns, 1 Year [Percent]	(11.93%)
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Nationwide O Series | NationwideVariableInsuranceTrustNVITGovernmentBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(12.55%)
Average Annual Total Returns, 5 Years [Percent]	(0.71%)
Average Annual Total Returns, 10 Years [Percent]	(0.06%)
Nationwide O Series | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.29%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.51%
Nationwide O Series | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassVIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(14.60%)
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	3.94%
Nationwide O Series | NationwideVariableInsuranceTrustNVITInvestorDestinationsAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(18.89%)
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Nationwide O Series | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Nationwide O Series | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.55%)
Average Annual Total Returns, 5 Years [Percent]	2.44%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Nationwide O Series | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(18.28%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Nationwide O Series | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(13.74%)
Nationwide O Series | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(16.38%)
Nationwide O Series | NationwideVariableInsuranceTrustNVITJPMorganUSEquityFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(19.38%)
Nationwide O Series | NationwideVariableInsuranceTrustNVITLoomisShortTermBondFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(5.67%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Nationwide O Series | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(13.40%)
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Nationwide O Series | NationwideVariableInsuranceTrustNVITMultiManagerMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.
Average Annual Total Returns, 1 Year [Percent]	(2.66%)
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Nationwide O Series | NationwideVariableInsuranceTrustNVITMultiManagerSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management Company, LLP
Average Annual Total Returns, 1 Year [Percent]	(30.51%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Nationwide O Series | NationwideVariableInsuranceTrustNVITMultiManagerSmallCapValueFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(13.16%)
Average Annual Total Returns, 5 Years [Percent]	3.36%
Average Annual Total Returns, 10 Years [Percent]	8.48%
Nationwide O Series | NationwideVariableInsuranceTrustNVITMultiManagerSmallCompanyFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Average Annual Total Returns, 1 Year [Percent]	(18.98%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Nationwide O Series | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners LTD
Average Annual Total Returns, 1 Year [Percent]	(38.08%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	4.00%
Nationwide O Series | NationwideVariableInsuranceTrustNVITRealEstateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Average Annual Total Returns, 1 Year [Percent]	(28.72%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Nationwide O Series | NationwideVariableInsuranceTrustNVITSP500IndexFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(18.56%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Nationwide O Series | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Average Annual Total Returns, 1 Year [Percent]	(20.72%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Nationwide O Series | PIMCOVariableInsuranceTrustLowDurationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	0.32%
Nationwide O Series | PIMCOVariableInsuranceTrustShortTermPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(0.25%)
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]	1.25%
Nationwide O Series | PutnamVariableTrustPutnamVTInternationalEquityFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(14.77%)
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Nationwide O Series | PutnamVariableTrustPutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.81%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Nationwide O Series | PutnamVariableTrustPutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(3.13%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Nationwide O Series | EnhancedSurrenderValueforTerminalIllnessMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Purpose of Benefit [Text Block]	Early payment of death benefit (applicable to optional death benefits)
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Benefit is available after the first Contract Anniversary• Contract Owner, joint owner, or Annuitant in the case of a Non-Natural Contract Owner, must be diagnosed with a Terminal Illness• Requires full surrender of the contract• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Operation of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, optional death benefit, if a Contract Owner (or Annuitant/co-Annuitant when there is a Non-Natural Contract Owner) has been diagnosed with a Terminal Illness and the Contract Owner fully surrenders the Contract after the contract is issued. There is no additional charge for this benefit and no Premium Based Sales Charge will be deducted from the surrender proceeds. May not be available in all states.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a Terminal
Illness and wishes to surrender his contract. Under the Enhanced Surrender Value for
Terminal Illness, assuming all conditions were met, upon surrender of the contract,
Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.

Under this provision, no enhanced surrender value will be paid unless: •The same person is named as Owner and as Annuitant since Contract issuance, and•A Contract Owner (or Annuitant/co-Annuitant when there is a Non-Natural Contract Owner) has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Nationwide O Series | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Assets in the Fixed Account are excluded from the program
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Nationwide O Series | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts• Transfers may not be directed to the Fixed Account• Transfers from the Fixed Account must be equal to or more than 1/30th of the Fixed Account value at the time the program is requested
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Nationwide O Series | EnhancedFixedAccountDollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Transfers are only permitted from the Fixed Account• Only new purchase payments to the contract are eligible for the program• Transfers may not be directed to the Fixed AccountName of BenefitPurposeMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Nationwide O Series | DollarCostAveragingforLivingBenefitsMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging for Living Benefits (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Only available for contracts that elect a living benefit• Transfers are only permitted from the Fixed Account• Only new purchase payments to the contract are eligible for the program• Only those investment options available with the elected living benefit are eligible for the program• Once elected, no transfers among or between Sub-Accounts are permitted until the program is completed or terminated
Name of Benefit [Text Block]	Dollar Cost Averaging for Living Benefits (see Contract Owner Services)
Nationwide O Series | FixedAccountInterestOutDollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic transfer of interest earned on Fixed Account allocations
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Transfers may not be directed to the Fixed Account
Name of Benefit [Text Block]	Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services)
Nationwide O Series | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Nationwide O Series | CustomChoiceAssetRebalancingServiceMember
Prospectus:
Name of Benefit [Text Block]	Custom Choice Asset Rebalancing Service (see Contract Owner Services)
Purpose of Benefit [Text Block]	Customizable asset allocation tool with automatic reallocation on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Only available for contracts that elect a living benefit• During the program, cannot participate in other asset allocation or asset rebalancing programs• Allocation limitations exist based on asset class
Name of Benefit [Text Block]	Custom Choice Asset Rebalancing Service (see Contract Owner Services)
Nationwide O Series | HighestAnniversaryValueDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Other Annual Expense (of Other Amount), Current [Percent]	0.20%
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Enhanced Death Benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	• Owner(s), or Annuitant(s) in the case of a Non-Natural Contract Owner, must be 75 or younger at application• May not be elected if a living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contract• Current charge could change• Nationwide may limit purchase payments to $1,000,000• Certain ownership changes and assignments could reduce the death benefit• Death benefit calculation is adjusted if purchase payments exceed $3,000,000Name of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Operation of Benefit [Text Block]	Highest Anniversary Value Death Benefit Option For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Highest Anniversary Value Death Benefit Option. The Highest Anniversary Value Death Benefit Option is only available for contracts with Contract Owners, or Annuitants in the case of a Non-Natural Contract Owner, age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The Highest Anniversary Value Death Benefit Option is not available if you elect the Nationwide Lifetime Income Rider Plus Core option. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date. If the Contract Owner dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of: (1)the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;(2)the total of all purchase payments, less an adjustment for amounts withdrawn; or(3)the highest Contract Value on any Contract Anniversary before the Contract Owner’s 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). For example, if the death benefit value is $120,000, the Contract Value is $100,000, and a partial withdrawal of $10,000 is taken, then the death benefit value is decreased by $12,000 [$120,000 x ($10,000/$100,000)].
Example:
On June 1, which is before her Annuitization Date, Ms. W passes away at age 82. She has elected the Highest Anniversary Value death benefit. On the date of Ms. W’s death, her
Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $22,000. Her highest Contract Value on the Contract Anniversary immediately after her 81st birthday = $30,000 (adjusted for amounts subsequently withdrawn plus purchase payments received after that Contract Anniversary), and her highest Contract
Value on any Contract Anniversary prior to her 81st birthday = $28,000 (adjusted for amounts subsequently withdrawn plus purchase payments received after that Contract
Anniversary). The death benefit for Ms. W’s contract will equal $28,000 (the $30,000 highest
Contract Value is disregarded because it was attained after Ms. W’s 81st birthday.

If the Contract Owner dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B (1 - F), where
A	=	the greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; or
(3)
the highest Contract Value on any Contract Anniversary before the Contract Owner’s 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. W passes away at age 82. She has elected the Highest Anniversary Value death benefit. On the date of Ms. W’s death:
•her Contract Value = $3,400,000
•her total purchase payments (adjusted for amounts withdrawn) = $3,100,000
•her highest Contract Value on any Contract Anniversary prior to her 81st birthday =
$3,800,000 (including the effect of an adjustment for amounts subsequently withdrawn plus purchase payments received after that Contract Anniversary)

•her total of all purchase payments is $3,500,000
The death benefit for Ms. W’s contract will equal (A x F) + B(1 - F), which is: [$3,800,000 x .8571] + [$3,400,000 x .1429] = $3,257,143 + $485,714 = $3,742,857.
In all cases, there is no death benefit when the Contract Value reaches $0.
Nationwide O Series | NationwideLifetimeIncomeRiderPlusCoreMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Certain ownership changes and assignments could terminate the benefit• Determining life must be between 45 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Operation of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core At the time the Nationwide Lifetime Income Rider Plus Core is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Rider Plus Core. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the corresponding Nationwide L.inc Plus Core rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Plus Core rider will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime
Income Rider Plus Core. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

The annual charge for the Joint Option will not exceed 1.90% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 1.60% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Plus Core rider. The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Core is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Nationwide Lifetime Income Rider Plus Core. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be between 45 and 85 years old at the time of application;(2)Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);(3)If the Contract Owner is a Non-Natural Contract Owner, both spouses must be named either as (a) Annuitant and co-Annuitants, or (b) Annuitant and Contingent Annuitant;(4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;(5)Both spouses must be named as primary beneficiaries;(6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and(7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).Marriage Termination If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her;(2)the contract is annuitized;(3)after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or(4)the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide O Series | JointOptionfortheNationwideLifetimeIncomeRiderPlusCoreMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core is equal to 1.60% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core is equal to 1.60% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• Only available if the Nationwide Lifetime Income Rider Plus Core option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Only available to Contract Owner’s spouse• Both spouses must be between 45 and 85 at application• Restrictions exist on the parties named to the contract• Joint determining life cannot be changed
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core
Nationwide O Series | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Contract Owner prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Certain ownership changes and assignments could reduce the death benefit• Nationwide may limit purchase payments to $1,000,000• Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Premium) If the Contract Owner, or Annuitant if the Contract Owner is a Non-Natural Contract Owner, dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of: (1)the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; or(2)the total of all purchase payments, less an adjustment for amounts withdrawn.The amount of the adjustment made for amounts withdrawn varies, depending on whether or not the Lifetime Income Rider Plus Core benefit was in effect at the time of the withdrawal. (1)If the Lifetime Income Rider Plus Core optional benefit was not in effect at the time of the withdrawal, the withdrawal reduces total purchase payments by the percentage the withdrawal proportionally reduces the Contract Value.(2)If the Lifetime Income Rider Plus Core optional benefit was in effect at the time of the withdrawal and the withdrawal was neither a Non-Lifetime Withdrawal nor excess withdrawal, the withdrawal reduces total purchase payments on a dollar-for-dollar basis.(3)If the Lifetime Income Rider Plus Core optional benefit was in effect at the time of the withdrawal and the withdrawal was either a Non-Lifetime Withdrawal or excess withdrawal, the purchase payments are reduced by the same proportion that the Contract Value was reduced by the excess surrender or Non-Lifetime Withdrawal. The proportional reduction is based on the Contract Value immediately prior to processing the excess surrender or Non-Lifetime Withdrawal.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $22,000. The death benefit for
Ms. P’s contract is the greater of the Contract Value or purchase payments adjusted for surrender and will equal $24,000.

If the Contract Owner dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. Her total Purchase Payments = $4,500,000. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,500,000 or 0.667. The death benefit for
Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,000,000 x 0.667) + $3,500,000(1 - 0.667), which is
$2,666,667 + $1,165,500
The death benefit for Ms. P’s contract is $3,832,167.
In all cases, there is no death benefit when the Contract Value reaches $0.